License Agreement for HT-100	9 Months Ended
Sep. 30, 2019
License Agreement For Ht-100
License Agreement for HT-100

Note 6 – License Agreement for HT-100

As described in Note 1 – Business Activities and Organization, on August 29, 2019, we entered into an exclusive license agreement with Akashi to develop and commercialize an anti-fibrotic, anti-inflammatory drug, HT-100. As partial consideration for the licenses, we paid $10,000 to Akashi upon full execution of the license agreement. This upfront payment was expensed as a research and development cost. As additional consideration, we will pay Akashi up to $12 million over the period of achieving certain future development and regulatory milestones related to the drug. The expense related to these milestone payments will be recorded as research and development expense over the period from when achieving the milestone is probable to when the milestone is actually achieved. The agreement also contains provisions for sales milestone payments and royalty payments.